Fair Value Measurements - Warrant Liabilities Roll Forward (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 13,453,000	$ 51,859,000	$ 51,859,000	$ 25,767,000
Ending balance			13,453,000	51,859,000
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	7,844,000	1,780,000	1,780,000
Change in fair value			(6,064,000)	(292,000)
Ending balance			7,844,000	1,780,000
Warrant | Warrant liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	7,844,000	1,780,000	1,780,000
Change in fair value	106,000	908,000
Settlements	(2,950,000)
Ending balance	$ 5,000,000	$ 2,688,000	$ 7,844,000	$ 1,780,000